Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund
July 31, 2026
ZMP-NPRT1-0926
1.9881624.109
Common Stocks - 99.6%
	Shares	Value ($)
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	27,495	291,722
Liberty Global Ltd Class C (b)	17,199	178,182

TOTAL BELGIUM		469,904
BERMUDA - 0.3%
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	6,357	2,034,113
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
Popular Inc	9,624	1,686,221
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	10,267	1,264,586
SWITZERLAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	14,385	690,336
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (b)	5,342	2,325,960
UNITED STATES - 98.3%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.1%
Iridium Communications Inc	15,772	746,646
Entertainment - 0.8%
Roku Inc Class A (b)	19,565	2,837,121
TKO Group Holdings Inc Class A	9,388	1,706,832
Warner Music Group Corp Class A	21,822	566,499
		5,110,452
Interactive Media & Services - 1.1%
Match Group Inc	34,790	1,371,074
People Inc Class A (b)	9,314	387,183
Pinterest Inc Class A (b)	71,827	1,724,566
Reddit Inc Class A (b)	19,476	2,739,689
Snap Inc Class A (b)	161,153	755,808
		6,978,320
Media - 1.3%
Liberty Broadband Corp Class A (b)	2,487	84,707
Liberty Broadband Corp Class C (b)	17,556	597,606
New York Times Co/The Class A	24,025	1,799,232
News Corp Class A	54,413	1,499,622
News Corp Class B	17,958	561,547
Nexstar Media Group Inc	4,279	815,278
Paramount Skydance Corp Class B (c)	47,080	374,757
Sirius XM Holdings Inc (c)	28,107	832,529
Trade Desk Inc (The) Class A (b)	63,664	1,148,499
Versant Media Group Inc Class A	21,039	757,194
		8,470,971
TOTAL COMMUNICATION SERVICES		21,306,389
Consumer Discretionary - 10.9%
Automobile Components - 0.6%
BorgWarner Inc	30,590	1,949,807
Gentex Corp	31,759	741,890
Lear Corp	7,470	975,881
QuantumScape Corp Class A (b)(c)	71,637	373,945
		4,041,523
Automobiles - 0.5%
Harley-Davidson Inc	15,715	385,646
Rivian Automotive Inc Class A (b)	125,588	1,911,449
Thor Industries Inc	7,835	587,390
		2,884,485
Broadline Retail - 0.4%
Etsy Inc (b)	14,149	1,155,690
Macy's Inc	39,341	976,444
Ollie's Bargain Outlet Holdings Inc (b)	9,051	664,977
		2,797,111
Distributors - 0.3%
LKQ Corp	38,005	853,212
Pool Corp	4,783	888,251
		1,741,463
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions Inc (b)	7,839	584,319
Duolingo Inc Class A (b)	6,002	809,130
H&R Block Inc	18,896	831,991
Liberty Live Holdings Inc Class A	3,013	285,391
Liberty Live Holdings Inc Class C	7,528	742,261
Service Corp International/US	20,573	1,773,187
		5,026,279
Hotels, Restaurants & Leisure - 3.8%
Aramark	39,220	2,234,363
Boyd Gaming Corp	8,204	697,832
Caesars Entertainment Inc (b)	30,366	903,389
Cava Group Inc (b)	14,925	973,558
Choice Hotels International Inc	3,025	337,257
Churchill Downs Inc	9,873	832,294
Domino's Pizza Inc	4,563	1,585,369
DraftKings Inc Class A (b)	73,961	1,736,604
Dutch Bros Inc Class A (b)	19,022	1,252,218
Hilton Grand Vacations Inc (b)	8,955	413,184
Hyatt Hotels Corp Class A (c)	6,118	1,064,899
MGM Resorts International (b)	28,624	1,275,772
Norwegian Cruise Line Holdings Ltd (b)	68,484	1,269,009
Planet Fitness Inc Class A (b)	11,805	660,018
Texas Roadhouse Inc	9,803	2,013,928
Travel + Leisure Co	9,309	707,670
Vail Resorts Inc (c)	5,314	793,805
Viking Holdings Ltd (b)	27,537	2,873,486
Wingstop Inc	4,058	525,470
Wyndham Hotels & Resorts Inc	11,163	835,662
Wynn Resorts Ltd	12,503	1,241,673
		24,227,460
Household Durables - 0.8%
Mohawk Industries Inc (b)	7,638	940,238
Somnigroup International Inc	31,362	2,048,879
Toll Brothers Inc	14,127	2,060,988
Whirlpool Corp	9,654	362,025
		5,412,130
Leisure Products - 0.7%
Brunswick Corp/DE	9,690	765,510
Hasbro Inc	20,042	1,882,745
Mattel Inc (b)	43,356	654,242
Polaris Inc	8,051	540,061
YETI Holdings Inc (b)	11,287	552,386
		4,394,944
Specialty Retail - 2.3%
Academy Sports & Outdoors Inc	9,619	456,421
Advance Auto Parts Inc (c)	8,990	499,304
AutoNation Inc (b)	3,742	794,801
Bath & Body Works Inc	30,051	604,626
CarMax Inc (b)	21,157	1,211,450
Dick's Sporting Goods Inc	9,824	1,924,620
Five Below Inc (b)	8,244	1,790,020
Floor & Decor Holdings Inc Class A (b)(c)	16,109	927,395
GameStop Corp Class A (b)(c)	61,531	1,336,453
Lithia Motors Inc	3,400	1,310,428
Murphy USA Inc	2,506	1,523,047
Valvoline Inc (b)	19,021	730,597
Wayfair Inc Class A (b)	16,555	1,405,520
		14,514,682
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (b)	17,770	283,076
Crocs Inc (b)	7,411	948,682
PVH Corp	6,871	595,441
Ralph Lauren Corp Class A	5,765	2,192,660
VF Corp	49,002	701,709
		4,721,568
TOTAL CONSUMER DISCRETIONARY		69,761,645
Consumer Staples - 3.5%
Beverages - 0.8%
Brown-Forman Corp Class A	8,240	240,773
Brown-Forman Corp Class B	25,149	722,531
Celsius Holdings Inc (b)	23,645	690,670
Coca-Cola Consolidated Inc	8,427	1,583,433
Molson Coors Beverage Co Class B	23,923	994,240
Primo Brands Corp Class A	36,818	835,769
		5,067,416
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A (c)	53,110	615,014
BJ's Wholesale Club Holdings Inc (b)	19,035	1,861,242
Maplebear Inc (b)	24,533	1,094,172
Performance Food Group Co (b)	23,429	2,680,043
Sprouts Farmers Market Inc (b)	14,023	1,222,245
		7,472,716
Food Products - 1.4%
Campbell's Company/The (c)	29,312	644,278
Conagra Brands Inc	71,340	1,035,143
Darling Ingredients Inc (b)	23,700	1,437,168
Freshpet Inc (b)	7,335	436,726
Hormel Foods Corp	43,493	1,087,760
Ingredion Inc	9,403	935,222
JM Smucker Co	15,905	1,896,830
Lamb Weston Holdings Inc	20,593	1,082,162
Post Holdings Inc (b)	5,943	543,250
		9,098,539
Personal Care Products - 0.1%
elf Beauty Inc (b)	8,809	730,178
TOTAL CONSUMER STAPLES		22,368,849
Energy - 3.5%
Energy Equipment & Services - 0.4%
Helmerich & Payne Inc	14,896	514,955
NOV Inc	53,516	1,039,816
Weatherford International PLC	10,723	941,372
		2,496,143
Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream Corp	49,584	1,089,360
Antero Resources Corp (b)	43,892	1,586,257
APA Corp	52,715	1,967,324
Chord Energy Corp	8,394	1,178,350
DT Midstream Inc	15,212	2,099,256
HF Sinclair Corp	22,850	2,090,090
Matador Resources Co	17,404	868,285
Murphy Oil Corp	20,101	798,813
PBF Energy Inc Class A	12,527	905,452
Permian Resources Holdings Inc/DE Class A	117,365	2,501,048
Range Resources Corp	35,124	1,409,877
SM Energy Co	33,971	1,104,737
Venture Global Inc Class A	76,931	1,029,337
Viper Energy Inc Class A	28,955	1,291,683
		19,919,869
TOTAL ENERGY		22,416,012
Financials - 16.0%
Banks - 4.7%
Bank OZK	15,310	785,403
Columbia Banking System Inc	43,179	1,350,207
Commerce Bancshares Inc/MO	20,215	1,198,143
Cullen/Frost Bankers Inc	9,364	1,557,608
East West Bancorp Inc	20,426	2,675,806
First Financial Bankshares Inc	19,451	683,508
First Horizon Corp	70,759	1,814,261
Flagstar Financial Inc	44,726	636,004
Glacier Bancorp Inc	19,215	947,107
Hancock Whitney Corp	12,106	932,162
Old National Bancorp/IN	51,293	1,366,446
Pinnacle Financial Partners Inc	22,429	2,360,204
Prosperity Bancshares Inc	15,039	1,125,970
ServisFirst Bancshares Inc	7,503	671,519
SOUTHSTATE BANK CORP	14,564	1,530,531
UMB Financial Corp	10,651	1,552,170
United Bankshares Inc/WV	20,492	992,837
Valley National Bancorp	71,069	1,015,576
Webster Financial Corp	24,169	1,866,330
Western Alliance Bancorp	15,264	1,228,599
Wintrust Financial Corp	10,057	1,604,494
Zions Bancorp NA	21,933	1,528,730
		29,423,615
Capital Markets - 2.8%
Affiliated Managers Group Inc	3,939	1,444,549
Blue Owl Capital Inc Class A (c)	95,712	985,834
Carlyle Group Inc/The	38,641	1,778,259
Evercore Inc Class A	5,768	1,848,990
FactSet Research Systems Inc	5,434	1,430,229
Franklin Resources Inc	45,718	1,548,011
Houlihan Lokey Inc Class A	8,088	1,014,963
Invesco Ltd	66,121	1,957,182
Jefferies Financial Group Inc	24,393	1,331,858
MarketAxess Holdings Inc	5,301	860,352
Morningstar Inc	3,287	632,978
SEI Investments Co	13,627	1,403,308
Stifel Financial Corp	22,882	1,897,147
		18,133,660
Consumer Finance - 0.6%
Ally Financial Inc	41,599	1,802,485
Credit Acceptance Corp (b)(c)	873	496,658
OneMain Holdings Inc	17,229	1,078,191
SLM Corp	28,136	731,395
		4,108,729
Financial Services - 2.6%
Affirm Holdings Inc Class A (b)	43,895	3,138,932
Corebridge Financial Inc	36,091	1,125,678
Equitable Holdings Inc	41,978	2,000,252
Essent Group Ltd	13,738	906,158
Euronet Worldwide Inc (b)	5,286	377,050
Jack Henry & Associates Inc	10,594	1,631,900
MGIC Investment Corp	31,527	947,071
Rocket Cos Inc Class A (b)	146,236	1,886,444
Toast Inc Class A (b)	70,018	2,259,482
Voya Financial Inc	13,523	1,344,592
Western Union Co/The (c)	46,640	296,630
WEX Inc (b)	5,167	966,022
		16,880,211
Insurance - 4.3%
American Financial Group Inc/OH	10,284	1,457,448
Assurant Inc	7,391	2,063,493
Assured Guaranty Ltd	6,200	512,863
Axis Capital Holdings Ltd	10,990	1,157,467
Erie Indemnity Co Class A	3,789	917,090
Fidelity National Financial Inc	37,726	1,946,284
First American Financial Corp	15,195	1,139,473
Globe Life Inc	11,578	2,110,091
Hanover Insurance Group Inc/The	5,217	1,213,631
Kinsale Capital Group Inc	3,267	1,164,424
Lincoln National Corp	25,380	1,157,582
Loews Corp	25,160	2,918,812
Old Republic International Corp	33,418	1,443,992
Primerica Inc	4,650	1,487,814
Reinsurance Group of America Inc	9,769	2,313,788
RLI Corp	13,701	839,049
Ryan Specialty Holdings Inc Class A (c)	16,993	750,411
Selective Insurance Group Inc	8,927	846,190
Unum Group	21,920	1,887,531
		27,327,433
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AGNC Investment Corp (c)	171,217	1,825,173
Annaly Capital Management Inc	109,260	2,482,388
Blackstone Mortgage Trust Inc Class A	23,269	338,331
Rithm Capital Corp	83,263	822,638
Starwood Property Trust Inc	51,994	830,864
		6,299,394
TOTAL FINANCIALS		102,173,042
Health Care - 12.5%
Biotechnology - 4.3%
Alkermes PLC (b)	24,846	1,217,206
Arrowhead Pharmaceuticals Inc (b)	21,002	1,777,819
BioMarin Pharmaceutical Inc (b)	28,814	1,729,416
Bridgebio Pharma Inc (b)	25,697	2,058,073
Cytokinetics Inc (b)	20,243	1,561,343
Exelixis Inc (b)	37,476	1,987,352
Halozyme Therapeutics Inc (b)	17,690	1,460,133
Incyte Corp (b)	25,025	2,990,988
Ionis Pharmaceuticals Inc (b)	24,652	1,276,234
Madrigal Pharmaceuticals Inc (b)	2,819	1,317,375
Moderna Inc (b)	52,668	2,887,260
Neurocrine Biosciences Inc (b)	14,994	2,500,999
Praxis Precision Medicines Inc (b)	3,908	1,203,000
Roivant Sciences Ltd (b)	67,239	2,280,074
Sarepta Therapeutics Inc (b)	15,745	233,971
Viking Therapeutics Inc (b)	17,324	549,864
		27,031,107
Health Care Equipment & Supplies - 2.5%
Align Technology Inc (b)	9,929	1,679,590
Baxter International Inc (c)	77,030	2,015,105
DENTSPLY SIRONA Inc	29,873	399,401
Envista Holdings Corp (b)	24,276	662,978
Globus Medical Inc Class A (b)	16,892	1,330,921
ICU Medical Inc (b)	3,724	627,531
iRhythm Technologies Inc (b)	4,897	573,781
Lantheus Holdings Inc (b)	9,711	967,604
LivaNova PLC (b)	8,185	655,946
Medline Inc Class A	60,037	2,358,253
Penumbra Inc (b)	5,866	1,884,101
Solventum Corp (b)	21,955	1,875,835
Teleflex Inc	6,601	902,423
		15,933,469
Health Care Providers & Services - 2.8%
Acadia Healthcare Co Inc (b)	13,718	406,327
Chemed Corp	1,980	1,053,855
DaVita Inc (b)	4,787	1,149,311
Encompass Health Corp	14,790	1,642,725
Ensign Group Inc/The	8,644	1,540,015
Guardant Health Inc (b)	19,774	3,203,190
HealthEquity Inc (b)	12,594	1,267,082
Henry Schein Inc (b)	14,435	1,237,801
Molina Healthcare Inc (b)	7,767	1,519,381
Option Care Health Inc (b)	23,409	539,109
Tenet Healthcare Corp (b)	12,846	3,272,905
Universal Health Services Inc Class B	7,944	1,338,087
		18,169,788
Health Care Technology - 0.1%
Doximity Inc Class A (b)	19,970	417,573
Life Sciences Tools & Services - 1.9%
Avantor Inc (b)	101,805	1,402,873
Bio-Rad Laboratories Inc Class A (b)	2,686	874,239
Bio-Techne Corp	23,347	1,683,085
Bruker Corp	16,576	1,041,636
Charles River Laboratories International Inc (b)	7,182	1,669,887
Medpace Holdings Inc (b)	3,365	1,941,975
Repligen Corp (b)	7,903	1,114,402
Revvity Inc	16,635	1,871,770
Tempus AI Inc Class A (b)(c)	15,363	673,975
		12,273,842
Pharmaceuticals - 0.9%
Corcept Therapeutics Inc (b)	14,250	1,631,482
Elanco Animal Health Inc (b)	74,478	1,963,985
Jazz Pharmaceuticals PLC (b)	9,357	2,366,011
		5,961,478
TOTAL HEALTH CARE		79,787,257
Industrials - 19.4%
Aerospace & Defense - 1.4%
BWX Technologies Inc	13,659	2,304,273
Hexcel Corp	11,248	1,157,982
Huntington Ingalls Industries Inc	5,877	1,918,547
Karman Holdings Inc (b)	13,644	656,958
Kratos Defense & Security Solutions Inc (b)	27,952	1,302,563
Moog Inc Class A	4,240	1,652,964
		8,993,287
Air Freight & Logistics - 0.1%
GXO Logistics Inc (b)	17,151	860,294
Building Products - 2.4%
A O Smith Corp (c)	16,688	1,003,449
Advanced Drainage Systems Inc	10,687	1,479,936
Allegion plc	12,814	2,016,924
Armstrong World Industries Inc	6,362	1,111,187
Builders FirstSource Inc (b)	16,037	1,065,498
Fortune Brands Innovations Inc	17,777	875,695
Louisiana-Pacific Corp	9,483	686,854
Modine Manufacturing Co (b)	7,861	1,580,533
Owens Corning	12,008	1,667,911
Simpson Manufacturing Co Inc	6,135	1,151,785
Trex Co Inc (b)	15,499	672,036
UFP Industries Inc	8,427	730,958
Zurn Elkay Water Solutions Corp	22,157	1,119,150
		15,161,916
Commercial Services & Supplies - 1.1%
Casella Waste Systems Inc Class A (b)(c)	9,338	837,711
Clean Harbors Inc (b)	7,408	2,317,815
MSA Safety Inc	5,410	1,029,361
Rollins Inc	43,805	1,663,276
Tetra Tech Inc	38,692	1,283,027
		7,131,190
Construction & Engineering - 2.2%
AECOM	19,171	1,387,789
API Group Corp (b)	57,485	2,281,005
Argan Inc	2,081	1,187,065
Dycom Industries Inc (b)	4,477	1,795,590
Everus Construction Group Inc (b)	7,608	954,271
Fluor Corp (b)	20,829	1,044,991
Primoris Services Corp	8,093	683,130
Sterling Infrastructure Inc (b)	4,576	2,730,820
Valmont Industries Inc	2,895	1,394,522
WillScot Holdings Corp	27,004	655,656
		14,114,839
Electrical Equipment - 1.9%
Acuity Inc	4,491	1,474,799
Generac Holdings Inc (b)	8,776	1,729,837
Nextpower Inc Class A (b)	22,137	1,989,453
nVent Electric PLC	24,116	3,709,765
Regal Rexnord Corp	9,928	2,037,524
Sensata Technologies Holding PLC	21,677	1,003,428
Sunrun Inc (b)	35,608	349,314
		12,294,120
Ground Transportation - 1.2%
Knight-Swift Transportation Holdings Inc	24,230	1,684,713
Landstar System Inc	5,057	883,812
Lyft Inc Class A (b)	56,589	897,502
RXO Inc (b)	24,613	498,413
Ryder System Inc	5,770	1,479,543
Saia Inc (b)	3,978	1,382,872
U-Haul Holding Co (b)	1,293	91,686
U-Haul Holding Co Class N	14,967	936,635
		7,855,176
Machinery - 5.3%
AGCO Corp	8,966	915,967
Allison Transmission Holdings Inc	12,370	1,416,860
CNH Industrial NV Class A	131,302	1,345,846
Crane Co	7,318	1,562,100
Donaldson Co Inc	17,270	1,627,525
Flowserve Corp	19,056	1,448,065
Graco Inc	24,745	1,964,258
ITT Inc	13,333	2,613,001
Lincoln Electric Holdings Inc	8,171	2,135,164
Middleby Corp/The (b)	6,203	828,597
Mueller Industries Inc	32,975	2,189,870
Nordson Corp	7,903	2,353,355
Oshkosh Corp	9,300	1,324,413
Pentair PLC	24,098	1,576,973
RBC Bearings Inc (b)	4,705	2,593,914
SPX Technologies Inc (b)	7,465	1,639,463
Stanley Black & Decker Inc	23,184	2,192,743
Timken Co/The	9,428	1,296,821
Toro Co/The	14,460	1,328,440
Watts Water Technologies Inc Class A	4,096	1,416,356
		33,769,731
Marine Transportation - 0.3%
Kirby Corp (b)	7,982	1,046,760
Matson Inc	4,512	914,086
		1,960,846
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	16,618	788,524
American Airlines Group Inc (b)	98,636	1,506,172
		2,294,696
Professional Services - 1.7%
Booz Allen Hamilton Holding Corp Class A	17,981	1,253,635
CACI International Inc (b)	3,294	1,639,589
ExlService Holdings Inc (b)	22,789	773,231
Exponent Inc	7,237	483,793
FTI Consulting Inc (b)	4,411	703,025
Genpact Ltd	23,508	826,776
KBR Inc	18,916	692,515
Maximus Inc	7,836	472,119
Paycom Software Inc	6,187	1,014,421
Paylocity Holding Corp (b)	6,468	891,905
Planet Labs PBC Class A (b)	43,671	894,382
Robert Half Inc	14,996	566,849
Science Applications International Corp	6,430	753,146
		10,965,386
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies Inc	5,511	1,902,452
Core & Main Inc Class A (b)	28,053	1,233,490
GATX Corp	5,292	946,580
QXO Inc (b)(c)	123,627	1,644,239
Rush Enterprises Inc Class B	1,255	97,551
SiteOne Landscape Supply Inc (b)	6,611	624,343
Wesco International Inc	7,263	2,494,769
		8,943,424
TOTAL INDUSTRIALS		124,344,905
Information Technology - 14.6%
Communications Equipment - 0.1%
Viavi Solutions Inc (b)	34,894	1,289,333
Electronic Equipment, Instruments & Components - 2.6%
Advanced Energy Industries Inc	5,670	1,641,578
Arrow Electronics Inc (b)	7,625	1,651,346
Cognex Corp	24,816	1,618,996
Insight Enterprises Inc (b)	4,501	580,314
Littelfuse Inc	3,771	1,667,272
Novanta Inc (b)	5,309	756,798
Ralliant Corp	16,691	1,091,091
TD SYNNEX Corp	11,149	2,850,800
TTM Technologies Inc (b)	15,486	1,787,704
Vontier Corp	21,005	674,891
Zebra Technologies Corp Class A (b)	7,103	2,087,003
		16,407,793
IT Services - 0.9%
Amdocs Ltd	16,042	893,860
DXC Technology Co (b)	24,427	274,559
EPAM Systems Inc (b)	7,793	822,629
Gartner Inc (b)	9,985	1,507,935
GoDaddy Inc Class A (b)	19,746	1,633,784
Kyndryl Holdings Inc (b)	33,647	455,917
		5,588,684
Semiconductors & Semiconductor Equipment - 4.2%
Astera Labs Inc (b)	19,937	6,204,993
Cerebras Systems Inc Class A (b)(c)	5,143	1,021,966
Cirrus Logic Inc (b)	7,603	983,448
Enphase Energy Inc (b)	19,661	738,074
FormFactor Inc (b)	11,625	1,234,575
GlobalFoundries Inc	15,537	776,695
Lattice Semiconductor Corp (b)	20,432	2,539,085
MKS Inc	10,073	2,996,214
Onto Innovation Inc (b)	7,418	1,918,146
Power Integrations Inc	8,302	504,014
Qorvo Inc (b)	11,946	1,081,949
Rambus Inc (b)	16,126	1,467,950
Silicon Laboratories Inc (b)	4,920	1,070,100
SiTime Corp (b)	3,307	1,769,906
Skyworks Solutions Inc (c)	22,418	1,396,193
Synaptics Inc (b)	5,764	618,592
Universal Display Corp	6,481	519,517
		26,841,417
Software - 5.5%
Atlassian Corp Class A (b)	23,808	2,404,965
Aurora Innovation Inc Class A (b)(c)	187,423	1,208,878
Bentley Systems Inc Class B	22,234	787,973
BILL Holdings Inc (b)	13,208	596,077
BitMine Immersion Technologies Inc	84,935	1,467,677
Box Inc Class A (b)	20,629	650,845
Circle Internet Group Inc Class A (b)	8,562	536,067
Commvault Systems Inc (b)	6,148	724,234
Docusign Inc (b)	28,973	1,588,590
Dolby Laboratories Inc Class A	9,000	529,290
Dropbox Inc Class A (b)	22,344	727,521
Dynatrace Inc (b)	43,941	1,947,465
Elastic NV (b)	13,576	893,165
Gen Digital Inc	82,170	2,255,567
Guidewire Software Inc (b)	12,626	1,918,394
InterDigital Inc	3,853	1,174,491
Manhattan Associates Inc (b)	8,823	1,688,369
Nutanix Inc Class A (b)	39,554	2,334,082
Procore Technologies Inc (b)	17,329	949,109
Qualys Inc (b)	5,250	759,938
RingCentral Inc Class A	11,041	614,100
Rubrik Inc Class A (b)	24,005	1,737,002
Samsara Inc Class A (b)	55,321	2,061,814
SentinelOne Inc Class A (b)	49,819	949,550
SPS Commerce Inc (b)	5,467	401,222
Teradata Corp (b)	14,030	434,790
UiPath Inc Class A (b)	63,670	812,429
Unity Software Inc (b)	52,074	1,651,267
Varonis Systems Inc (b)	17,114	683,704
Workiva Inc Class A (b)	7,839	468,772
		34,957,347
Technology Hardware, Storage & Peripherals - 1.3%
Everpure Inc Class A (b)	47,052	3,631,003
IonQ Inc (b)(c)	55,661	2,028,287
Super Micro Computer Inc (b)	83,938	2,383,839
		8,043,129
TOTAL INFORMATION TECHNOLOGY		93,127,703
Materials - 3.7%
Chemicals - 1.7%
Ashland Inc	6,830	495,926
Avient Corp	13,674	496,640
Axalta Coating Systems Ltd (b)	31,916	1,142,912
Balchem Corp	4,788	802,253
Celanese Corp	16,359	731,574
Chemours Co/The	22,427	372,512
Eastman Chemical Co	17,046	1,192,368
Element Solutions Inc	34,136	1,253,815
FMC Corp	18,708	200,363
Huntsman Corp	24,610	240,194
Mosaic Co/The	47,398	1,048,444
Olin Corp	16,998	314,633
RPM International Inc	19,032	2,037,757
Scotts Miracle-Gro Co/The	6,681	438,808
		10,768,199
Construction Materials - 0.2%
Eagle Materials Inc	4,686	960,349
Knife River Corp (b)	8,468	619,603
		1,579,952
Containers & Packaging - 0.8%
AptarGroup Inc	9,515	1,274,629
Crown Holdings Inc	16,477	1,941,815
Graphic Packaging Holding CO	44,119	473,397
Silgan Holdings Inc	13,089	523,298
Sonoco Products Co	14,736	830,521
		5,043,660
Metals & Mining - 1.0%
Alcoa Corp	39,362	1,781,524
Cleveland-Cliffs Inc (b)	85,044	979,707
Commercial Metals Co	16,535	1,136,285
Hecla Mining Co	100,022	1,412,311
MP Materials Corp (b)(c)	20,172	834,515
		6,144,342
TOTAL MATERIALS		23,536,153
Real Estate - 8.2%
Health Care REITs - 1.6%
Alexandria Real Estate Equities Inc	23,382	1,203,004
American Healthcare REIT Inc	28,737	1,597,777
CareTrust REIT Inc	35,231	1,477,588
Healthcare Realty Trust Inc	51,672	1,085,629
Healthpeak Properties Inc	102,810	2,244,342
Medical Properties Trust Inc (c)	73,075	338,337
Omega Healthcare Investors Inc	44,410	2,248,479
		10,195,156
Hotel & Resort REITs - 0.6%
Host Hotels & Resorts Inc	94,984	2,386,948
Ryman Hospitality Properties Inc	9,409	1,257,513
		3,644,461
Industrial REITs - 1.2%
Americold Realty Trust Inc	42,566	599,755
EastGroup Properties Inc	8,003	1,672,707
First Industrial Realty Trust Inc	19,776	1,302,052
LXP Industrial Trust	8,787	531,877
Rexford Industrial Realty Inc	33,383	1,260,876
STAG Industrial Inc Class A	28,509	1,090,754
Terreno Realty Corp	15,851	1,135,724
		7,593,745
Office REITs - 0.7%
BXP Inc	22,115	1,550,704
Cousins Properties Inc	24,537	774,142
Highwoods Properties Inc	16,431	544,358
Kilroy Realty Corp	15,958	619,490
Vornado Realty Trust	23,553	927,753
		4,416,447
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Inc (b)	6,917	2,455,743
Zillow Group Inc Class A (b)	6,242	216,534
Zillow Group Inc Class C (b)	25,343	863,183
		3,535,460
Residential REITs - 1.2%
American Homes 4 Rent Class A	47,234	1,578,560
Camden Property Trust	14,986	1,660,599
Equity LifeStyle Properties Inc	28,925	1,882,150
Independence Realty Trust Inc	35,104	583,779
UDR Inc	44,079	1,682,055
		7,387,143
Retail REITs - 1.7%
Agree Realty Corp	17,885	1,391,453
Brixmor Property Group Inc	45,761	1,441,929
Federal Realty Investment Trust	11,725	1,454,955
Kimco Realty Corp	100,567	2,562,447
Kite Realty Group Trust	30,278	866,556
NNN REIT Inc	28,376	1,348,428
Regency Centers Corp	24,569	1,972,645
		11,038,413
Specialized REITs - 0.7%
CubeSmart	33,766	1,399,938
Lamar Advertising Co Class A	12,984	2,076,921
Rayonier Inc	41,251	898,447
		4,375,306
TOTAL REAL ESTATE		52,186,131
Utilities - 2.7%
Electric Utilities - 0.8%
IDACORP Inc	8,262	1,180,722
OGE Energy Corp	30,774	1,457,149
Pinnacle West Capital Corp (c)	18,075	1,825,395
Portland General Electric Co	17,255	851,189
		5,314,455
Gas Utilities - 0.8%
MDU Resources Group Inc	31,178	622,001
National Fuel Gas Co	14,169	1,166,251
New Jersey Resources Corp	15,051	871,302
ONE Gas Inc	9,360	726,804
Southwest Gas Holdings Inc	9,605	858,687
UGI Corp	31,966	1,154,612
		5,399,657
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	106,344	1,561,130
Ormat Technologies Inc	9,161	893,930
Talen Energy Corp (b)	6,770	2,261,857
		4,716,917
Multi-Utilities - 0.1%
Black Hills Corp	11,352	808,375
Water Utilities - 0.3%
Essential Utilities Inc	42,303	1,685,775
TOTAL UTILITIES		17,925,179
TOTAL UNITED STATES		628,933,265
TOTAL COMMON STOCKS (Cost $569,525,251)		637,404,385

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	48

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $116,859)	3.64	117,000	116,883

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	1,900,107	1,900,487
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	20,882,981	20,885,069
TOTAL MONEY MARKET FUNDS (Cost $22,785,550)			22,785,556

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $592,427,734)	660,306,872
NET OTHER ASSETS (LIABILITIES) - (3.2)% (d)	(20,635,055)
NET ASSETS - 100.0%	639,671,817

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P MidCap 400 Index Contracts (United States)	6	9/2026	2,263,740	(6,271)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $30,336 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $116,883.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	2,120,125	13,463,323	13,683,005	19,210	38	6	1,900,487	1,900,107
Fidelity Securities Lending Cash Central Fund	14,462,216	85,140,860	78,718,007	14,672	-	-	20,885,069	20,882,981
	16,582,341	98,604,183	92,401,012	33,882	38	6	22,785,556

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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